10-K Fair Value Measurements - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Investments used to satisfy nonqualified benefit plans obligations	$ 19,100		$ 19,100		$ 20,100	$ 21,600
Net unrealized gain (loss) on investments used to satisfy obligations under nonqualified benefit plans	$ 197	$ (1,600)	$ 1,100	$ (2,600)	$ (2,800)	$ 1,400	$ 2,500